Investments - Summary of Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of detailed information about investment property [line items]
Non-current investments	₨ 823	$ 10	₨ 466
Current investments	1,502	18	460
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about investment property [line items]
Non-current investments	823	10	466
Current investments	1,502	18	460
Financial assets at fair value through profit or loss, category | Investment funds
Disclosure of detailed information about investment property [line items]
Current investments	1,502	18	460
Financial assets at fair value through profit or loss, category | Optionally Convertible Debentures | Investment in optionally convertible debentures
Disclosure of detailed information about investment property [line items]
Non-current investments	112	1
EIP Deep Decarbonization Frontier Fund I LP | Financial assets at fair value through profit or loss, category | Investment in energy funds
Disclosure of detailed information about investment property [line items]
Non-current investments	317	4	200
Energy Impact Fund SCSp | Financial assets at fair value through profit or loss, category | Investment in energy funds
Disclosure of detailed information about investment property [line items]
Non-current investments	₨ 394	$ 5	₨ 266